Accounts Receivable	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Accounts Receivable
9.	Accounts Receivable

(in thousands)	Note	June 30 2019	December 31 2018
Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$98	$1,332
Other accounts receivable		1,226	854

Total accounts receivable		$1,324	$2,186